File Nos. 33-91174
                                                                      811-9022


    As filed with the Securities and Exchange Commission on October 11, 1996
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-1A
              REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       |X|
                             Pre-Effective Amendment No.                    |_|
                                      -----
                          Post-Effective Amendment No. 6                    |X|
                                      ----
          REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   |X|
                                  Amendment No. 9                           |X|
                                      ----
                        (check appropriate box or boxes)


                          With respect to Common Stock:
                            AIG ALL AGES FUNDS, INC.
               (Exact name of registrant as specified in charter)

                    70 PINE STREET, NEW YORK, NEW YORK 10270
                    (Address of principal executive offices)

                                 (800) 862-3984
              (Registrant's telephone number, including area code)

                              CT CORPORATION SYSTEM
                                  1633 Broadway
                            New York, New York 10019
                     (Name and address of agent for service)


  With respect to Guarantee:             With respect to Support Agreement:
 AIG CAPITAL MANAGEMENT CORP.            AMERICAN INTERNATIONAL GROUP, INC.
 (Exact name of co-registrant              (Exact name of co-registrant
 as specified in charter)                    as specified in charter)
      70 PINE STREET,                            70 PINE STREET,
  NEW YORK, NEW YORK 10270                   NEW YORK, NEW YORK 10270
   (Address of principal                      (Address of principal
     executive offices)                         executive offices)

      (212) 770-7000                                (212) 770-7000
(Co-registrant's telephone                   (Co-registrant's telephone
number, including area code)                 number, including area code)

      ELIZABETH M. TUCK                           KATHLEEN E. SHANNON, ESQ.
 AIG Capital Management Corp.                American International Group, Inc.
       70 Pine Street,                               70 Pine Street,
   New York, New York 10270                      New York, New York 10270
    (Name and address of                          (Name and address of
      agent for service)                            agent for service)

                                   Copies to:


        ROBERT W. HELM, ESQ.                        DAVID HARTMAN, ESQ.
       Dechert Price & Rhoads               American International Group, Inc.
          1500 K Street,                             70 Pine Street,
       Washington, DC 20005                       New York, New York 10270


It is proposed that this filing will become effective (check appropriate box):

|X|   immediately upon filing pursuant to    |_|   on (date) pursuant to
      paragraph (b) of Rule 485.                   paragraph (b) of Rule 485

|_|   60 days after filing pursuant to       |_|   on (date) pursuant to
      paragraph (a)(1) of Rule 485.                paragraph (a)(1) of Rule 485.

|_|   75 days after filing pursuant to       |_|   on (date) pursuant to
      paragraph (a)(2) of Rule 485.                paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

|_| This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Registrant AIG All Ages Funds, Inc. has registered under the Securities Act of 1933 an indefinite amount of securities pursuant to Rule 24f-2(a)(1) under the Investment Company Act of 1940. Registrant intends to file the Notice required by Rule 24f-2 within the time period required by such Rule.

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                                EXPLANATORY NOTE


          This Post-Effective Amendment No. 6 is being filed to comply with an undertaking to include the financial statements of the AIG Retiree Fund - 2003 series of the Registrant (the "Fund") and the First Global Equity Portfolio, a registered open-end management investment company in which the Fund invests, reflecting an initial period of operations. This Amendment incorporates by reference the Prospectus and Statement of Additional Information for the AIG Retiree Fund -- 2003 series of the Registrant, each dated April 12, 1996, from Registrant's filing of definitive copies under Rule 497(c). This Amendment also incorporates by reference the Prospectus and Statement of Additional Information for the AIG Children's World Fund - 2005 series of the Registrant, each dated September 21, 1995, as supplemented through June 28, 1996, from part A and part B of Registrant's filing of Post-Effective Amendment No. 5.

                   CROSS REFERENCE SHEET REQUIRED BY RULE 495
                        UNDER THE SECURITIES ACT OF 1933

Item No. in Part A of Form N-1A                    Location in Prospectus
----------------------------                       ----------------------

1. Cover Page                                      Cover Page

2. Synopsis                                        Not applicable


3. Condensed Financial Information                 Financial Highlights


4. General Description of Registrant               Investment Objectives and Management
                                                   Policies; American International Group, Inc.

5. Management of Fund                              Investment Advisory Services

5a.Managers' Discussion of Fund Performance        Not applicable

6. Capital Stock and Other Securities              Organization and Capitalization; Dividends
                                                   and Distributions; Taxes; Investment Objectives
                                                   and Management Policies -- The Manager's
                                                   Guarantee

7. Purchase of Securities Being Offered            Cover Page; Purchase of Shares

8. Redemption or Repurchase                        Redemption or Repurchase of Shares

9. Pending Legal Proceedings                       Not applicable

                                                   Location in Statement of Additional
Item No. in Part B of Form N-1A                    Information
-------------------------------                    -----------------------------------

10. Cover Page                                      Cover Page

11. Table of Contents                               Table of Contents

12. General Information and History                 General Information

13. Investment Objectives and Policies              Investment Objectives and Policies

14. Management of the Registrant                    Management and Expenses

15. Control Persons and Principal                   Directors and Officers
    Holders of Securities

16. Investment Advisory and Other                   Management and Expenses; Other
    Services                                        Information

17. Brokerage Allocation                            Portfolio Transactions and Brokerage

18. Capital Stock and Other Securities              Other Information -- Capital Stock

19. Purchase, Redemption and Pricing of             Purchase and Redemption of Fund Shares;
    Securities Being Offered                        Valuation

20. Tax Status                                      Taxes

21. Underwriters                                    Distribution Services

22. Calculation of Performance Data                 Not applicable


23. Financial Statements                            Financial Information


                                     PART A

                             AIG RETIREE FUND - 2003
                      Supplement dated October 11, 1996 to
                         Prospectus dated April 12, 1996


FINANCIAL HIGHLIGHTS

      The table of Financial Highlights below supplements the Fund's unaudited financial statements contained in the Statement of Additional Information and sets forth certain information regarding the investment operations of the Fund for the period presented.

AIG ALL AGES FUNDS, INC.

AIG RETIREE FUND - 2003

--------------------------------------------------------------------------------

Financial Highlights

For the period from April 17, 1996* to August 31, 1996 (Unaudited)

--------------------------------------------------------------------------------


Per Share Operating Performance
Net asset value, beginning of period.........................   $ 9.15
                                                                ------

Income (loss) from investment operations:
     Net investment income...................................     0.05
     Net realized and unrealized loss on investments.........    (0.05)
                                                                ------
         Total income from investment operations.............     0.00
                                                                ======

Net asset value, end of period...............................   $ 9.15
                                                                ======

Total Return.................................................     0.00% (a)

Ratios/Supplemental Data:
Net assets, end of period (000's)............................   $3,580
Ratios to average net assets --
     Expenses................................................      1.95% (b)(c)
     Net investment income...................................      2.96% (b)(c)
Portfolio turnover rate......................................      0.00%


-------------------
* Commencement of Operations.
(a)  Calculated without deduction of sales charges.
(b) Net of fee waivers and expense reimbursements which had the effect of reducing the ratio of expenses to average net assets and increasing the ratio of net investment income to average net assets by 12.23 percentage points (annualized).
(c)  Annualized.

                                     PART B

                             AIG RETIREE FUND - 2003
                      A Series of AIG All Ages Funds, Inc.

                                  505 Carr Road
                              Wilmington, DE 19809
                                 (800) 862-3984

     This Supplement to the Statement of Additional Information is not a prospectus and is only authorized for distribution when preceded or accompanied by the Fund's Prospectus dated April 12, 1996, as supplemented on October 11, 1996, and as further amended or supplemented from time to time. The following supplements the information contained in the Fund's Statement of Additional Information dated April 12, 1996.


                              FINANCIAL INFORMATION

                        April 17, 1996 to August 31, 1996

                                   (Unaudited)

                                                                        Page
                                                                        ----
AIG Retiree Fund - 2003:
          Portfolio of Investments                                        2
          Statement of Assets and Liabilities                             3
          Statement of Operations                                         4
          Statement of Changes in Net Assets                              5
          Financial Highlights                                            6
          Notes to Financial Statements                                7-11

First Global Equity Portfolio:
          Portfolio of Investments                                    12-13
          Statement of Assets and Liabilities                            14
          Statement of Operations                                        15
          Statement of Changes in Net Assets                             16
          Ratios/Supplemental Data                                       17
          Notes to Financial Statements                               18-22

AIG RETIREE FUND - 2003
------------------------------------------------------------------------------
Portfolio of Investments
August 31, 1996 (Unaudited)
------------------------------------------------------------------------------

Principal                                     Maturity                   Value
 Amount          Description                    Date          Yield*   (Note 2a)
---------        -----------                  --------        ------   ---------


                US TREASURY BONDS - 68.4%
$ 340,000       US Zero Coupon Bond........    08/15/03        6.86%   $ 212,680
  625,000       US Zero Coupon Bond........    08/15/03        6.60%     390,956
  200,000       US Zero Coupon Bond........    11/15/03        7.01%     123,016
  300,000       US Zero Coupon Bond........    11/15/03        7.00%     184,524
  300,000       US Zero Coupon Bond........    11/15/03        6.86%     184,524
  300,000       US Zero Coupon Bond........    11/15/03        6.84%     184,524
  200,000       US Zero Coupon Bond........    11/15/03        6.82%     123,016
  200,000       US Zero Coupon Bond........    11/15/03        6.79%     123,016
  300,000       US Zero Coupon Bond........    11/15/03        6.74%     184,524
  500,000       US Zero Coupon Bond........    11/15/03        6.73%     307,537
  200,000       US Zero Coupon Bond........    11/15/03        6.56%     123,016
  300,000       US Zero Coupon Bond........    11/15/03        6.50%     184,524
  200,000       US Zero Coupon Bond........    11/15/03        6.49%     123,016
                                                                      ----------
                Investments in U.S. Treasury Bonds (Cost $2,469,017)   2,448,873
                Investment in First Global Equity Portfolio - 28.5%    1,019,144
                                                                      ----------
                Total Investments                                      3,468,017
                Other Assets in Excess of Liabilities - 3.1%             111,581
                                                                      ----------
                NET ASSETS -100%                                      $3,579,598
                                                                      ==========



* Effective yield at time of purchase.

                See Accompanying Notes to the Financial Statements.

AIG RETIREE FUND - 2003

------------------------------------------------------------------------------
Statement of Assets and Liabilities
August 31, 1996 (Unaudited)
------------------------------------------------------------------------------

ASSETS:
  Investment in securities at value (Cost $2,469,017) .........     $ 2,448,873
  Investment in First Global Equity Portfolio at value ........       1,019,144
  Cash ........................................................          51,099
  Receivable for fund shares sold .............................          62,661
  Deferred organization costs .................................          28,154
  Prepaid expenses ............................................          13,865
                                                                    -----------
    Total Assets ..............................................       3,623,796
                                                                    -----------
LIABILITIES:
  Due to Manager ..............................................           7,055
  Accrued expenses ............................................          37,143
    Total Liabilities .........................................          44,198
                                                                    -----------
NET ASSETS ....................................................     $ 3,579,598
                                                                    ===========

COMPOSITION OF NET ASSETS:
  Capital stock, at par .......................................     $       391
  Additional paid in capital ..................................       3,579,874
  Accumulated undistributed net investment income .............          19,906
  Accumulated net realized gain on investments ................           9,288
  Net unrealized depreciation of investments ..................         (29,861)
                                                                    -----------
Net Assets ....................................................     $ 3,579,598
                                                                    ===========
Shares Outstanding ($0.001 par value) .........................         391,102
                                                                    ===========
Net asset value and redemption price per share ................     $      9.15
                                                                    ===========
Maximum offering price per share (Net asset value plus
 sales charge - 4.75% of maximum offering price) ...............    $      9.61
                                                                    ===========

              See Accompanying Notes to the Financial Statements.

AIG RETIREE FUND - 2003
------------------------------------------------------------------------------
Statement of Operations
For the period from April 17, 1996* to August 31, 1996 (Unaudited)
------------------------------------------------------------------------------
INVESTMENT INCOME:
  Interest......................................................       $ 30,691

  Investment income allocated from the Equity Portfolio:
     Interest.........................................   $    630
     Dividends........................................      1,655
     Expenses.........................................    (23,151)
     Less: Fee waivers and expense reimbursements.....     20,237

  Net Investment Income Allocated from the Equity Portfolio........        (629)
                                                                        -------
                                                                         30,062
                                                                        -------

EXPENSES:

  Registration fees..................................       19,404
  Directors' fees and expenses.......................        9,730
  Legal fees.........................................        9,358
  Transfer agent fees................................        8,986
  Insurance expense..................................        4,364
  Shareholder communication fees.....................        4,276
  Organization expense...............................        3,846
  Distribution fees..................................        3,350
  Audit fees.........................................        3,004
  Shareholder service fees...........................        1,675
  Administrative fees................................        1,471
  Investment advisory fees...........................        1,039
  Custodian fees.....................................          123
  Miscellaneous expenses.............................        1,501
                                                            ------
                                                            72,127
  Less: Fee waivers and expense reimbursements.......      (61,971)
                                                            ------
  Net Expenses......................................................     10,156
                                                                        -------
     Net Investment Income..........................................     19,906
                                                                        -------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS:

Net realized gain on investments and foreign
currency transactions from the Equity Portfolio ................          9,290
Net realized loss on securities transactions
from the Fund ..................................................             (2)
Net unrealized loss on investments and foreign
currency transactions from the Equity Portfolio ................         (9,717)
Net unrealized depreciation of investments
from the Fund ..................................................        (20,144)
                                                                       --------
  Net realized and unrealized loss on investments
  and foreign currency transactions ............................        (20,573)
                                                                       --------
     Net Decrease in Net Assets Resulting from Operations ......       $   (667)
                                                                       ========

-------------------
*Commencement of Operations.

              See Accompanying Notes to the Financial Statements.

AIG RETIREE FUND - 2003
------------------------------------------------------------------------------
Statement of Changes in Net Assets
For the period from April 17, 1996* to August 31, 1996 (Unaudited)
------------------------------------------------------------------------------

OPERATIONS:
  Net investment income....................................    $ 19,906
  Net realized gain on investments and
    foreign currency transactions..........................       9,288
  Net unrealized loss on investments and
    foreign currency transactions..........................     (29,861)
                                                               --------
  Net Decrease in Net Assets Resulting from Operations.....        (667)
                                                               --------

FUND SHARE TRANSACTIONS:
  Net proceeds from shares subscribed......................   3,854,196
  Cost of shares redeemed..................................    (273,931)
                                                               --------
    Net Increase in Net Assets Resulting
      from Fund Share Transactions.........................   3,580,265
        Total Increase in Net Assets.......................   3,579,598
Net assets at the beginning of the period..................         --
                                                              ---------
NET ASSETS at the end of the period (including
  undistributed net investment income of $ 19,906).........  $3,579,598
                                                             ----------

-----------------
*Commencement of Operations.

              See Accompanying Notes to the Financial Statements.

AIG RETIREE FUND - 2003
--------------------------------------------------------------------------
Financial Highlights
For the period from April 17, 1996* to August 31, 1996 (Unaudited)
--------------------------------------------------------------------------

Per Share Operating Performance

Net asset value, beginning of period......................    $ 9.15
                                                              ------

Income (loss) from investment operations:
  Net investment income...................................      0.05
  Net realized and unrealized loss on investments.........     (0.05)
                                                              ------
    Total income from investment operations...............      0.00
                                                              ------
Net asset value, end of period............................    $ 9.15
                                                              ======
Total Return..............................................      0.00%(a)

Ratios/Supplemental Data:
Net assets, end of period (000's).........................   $ 3,580

Ratio to average net assets --
  Expenses................................................      1.95%(b)(c)
  Net investment income...................................      2.96%(b)(c)
Portfolio turnover rate...................................      0.00%

---------------
*Commencement of Operations.

(a) Calculated without deduction of sales charges.

(b) Net of fee waivers and expense reimbursements which had the effect of reducing the ratio of expenses to average net assets and increasing the ratio of net investment income to average net assets by 12.23 percentage points (annualized).

(c) Annualized.

              See Accompanying Notes to the Financial Statements.

AIG RETIREE FUND - 2003
------------------------------------------------------------------------------
Notes to Financial Statements
August 31, 1996 (Unaudited)
------------------------------------------------------------------------------

Note 1 - Organization

AIG All Ages Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940 as amended, (the "1940 Act"), as an open-ended diversified management investment company. The Company was incorporated in Maryland on April 4, 1995 and commenced operations on December 15, 1995. At August 31, 1996, the Company operated as a series company comprising two funds. The accompanying financial statements and notes are those of the AIG Retiree Fund - 2003 (the "Fund") only. The Fund commenced operations on April 17, 1996.

Shares of the Fund will be offered to investors only from April 12, 1996 through April 30, 1997 (the "Offering Period"). The Offering Period may be extended or shortened by the Fund at its discretion.

The Fund has two investment objectives. The first objective is to provide a guaranteed return, on or after November 15, 2003 (the "Maturity Date"), of the full amount originally invested (including any sales charges paid) by each shareholder who has reinvested all dividends and distributions, which the Fund pursues through investment of a portion of its assets in U.S. Treasury zero coupon securities, combined with further assurance from a guarantee by AIG Capital Management Corp., the Fund's investment adviser (the "Manager"). The Manager's obligations under its guarantee will be backed by its parent, American International Group, Inc. ("AIG").

The Fund's second objective is to achieve total return on capital through both capital growth (realized and unrealized) and income, by investing the balance of its assets in the First Global Equity Portfolio (the "Equity Portfolio"), an open-ended management investment company that invests in a globally diversified portfolio of equity securities. The Fund and the Equity Portfolio constitute a two-tier master-feeder structure. The value of the Fund's investment in the Equity Portfolio included in the accompanying Statement of Assets and Liabilities reflects the Fund's proportionate beneficial interest of 48.0% in the net assets of the Equity Portfolio at August 31, 1996. The financial statements of the Equity Portfolio, including its portfolio of investments, are included within this report and should be read in conjunction with the Fund's financial statements.

AIG RETIREE FUND - 2003
------------------------------------------------------------------------------
Notes to Financial Statements
August 31, 1996 (Unaudited)
------------------------------------------------------------------------------

Note 2 - Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a)       Security Valuations:

During the Offering Period, U.S. Treasury zero coupon securities are valued at the average of the last reported bid and ask prices; thereafter, they will be valued at the last reported bid price. Short-term securities with less than sixty days remaining to maturity when acquired are valued at amortized cost, which approximates market value. Short-term securities with more than sixty days remaining to maturity are valued at current market value until the sixtieth day prior to maturity, and are then valued on an amortized cost basis. The valuation of the Fund's investment in the Equity Portfolio is discussed in Note 2 of the Equity Portfolio's financial statements.

b)       Investment Income and Security Transactions:

Security transactions of the Fund are accounted for on a trade date basis. Realized gains and losses on securities transactions are determined on the identified cost basis. Interest income, including accretion of discount and amortization of premium, is accrued daily. The Fund records its pro-rata share of investment income, expenses and realized and unrealized gains and losses recorded by the Equity Portfolio on a daily basis. Expenses common to all funds within the Company are allocated among the funds on the basis of average net assets.

c)       Dividends and Distributions:

The Fund declares and pays dividends from net investment income and distributes net realized capital gains, if any, at least annually. Dividends and distributions are recorded on the ex-dividend date. The amounts of dividends from net investment income and distributions from net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles, therefore, the Fund may periodically make reclassifications among certain of its capital accounts as a result of timing and characterization of certain income and capital gains distributions.

AIG RETIREE FUND - 2003
-------------------------------------------------------------------------------
Notes to Financial Statements
August 31, 1996 (Unaudited)
-------------------------------------------------------------------------------
Note 2 - Continued

d)       Federal Income Taxes:

The Fund has elected to be taxed as a regulated investment company and intends to comply with the requirements of the Internal Revenue Code and to distribute substantially all its taxable income to shareholders. Therefore, no federal income tax provision is required.

e)       Organization Expenses:

Expenses incurred in connection with the organization of the Fund are being amortized on a straight line basis over a five year period beginning April 17, 1996.

Note 3 - Agreements and Other Transactions with Affiliates

The Manager serves as the Fund's and the Equity Portfolio's investment adviser and is responsible for the management of the assets of the Fund and the Equity Portfolio in conformity with the stated objectives and policies of the Fund and the Equity Portfolio. For its services, the Manager is entitled to a fee calculated daily and paid monthly, at an annual rate of 0.20% of the average daily net assets of the Fund (other than its interest in the Equity Portfolio) and 1.20% of the average daily net assets of the Equity Portfolio. The Manager has voluntarily agreed to waive its management fee or reimburse the Fund's expenses to the extent that total Fund operating expenses exceed 1.95% of average daily net assets during the Fund's limited offering period, subject to reimbursement by the Fund in subsequent years under certain circumstances. For the period ended August 31, 1996, the Manager waived its entire fee as adviser and reimbursed the Fund in the aggregate amount of $61,971.

The Manager has entered into subadvisory agreements with AIG Global Investment Corp. ("AIG Global"), which is a wholly owned subsidiary of AIG and registered under the Investment Advisers Act of 1940, as amended ("Advisers Act"). Pursuant to its subadvisory agreements, AIG Global provides investment advisory services to the Manager in respect of the management of the Fund's Treasury Securities and in respect of the management of the assets of the Equity Portfolio and officers of AIG Global provide representation on the Manager's Investment Committee. Under the subadvisory agreements with AIG Global, the Manager pays AIG Global a fee which is calculated daily and paid monthly at an annual rate of 0.0825% of the average daily net assets of the Fund (other than the Fund's interest in the Equity Portfolio) and 0.15% of the average daily net assets of the Equity Portfolio. These fees are paid from the management fee paid to the Manager.

AIG RETIREE FUND - 2003
------------------------------------------------------------------------------
Notes to Financial Statements
August 31, 1996 (Unaudited)
------------------------------------------------------------------------------

Note 3 - Continued

The Manager was previously party to a subadvisory agreement with AIG Global Investment Corp. (Europe) Ltd., ("AIG Global Europe"), a wholly owned subsidiary of AIG. Effective May 28, 1996, AIG Global Europe deregistered under the Advisers Act and the subadvisory agreement was replaced with a service agreement pursuant to which AIG Global Europe agreed to provide investment advisory services.

The Manager serves as the Fund's and the Equity Portfolio's investment adviser and is responsible for the management of the assets and review and supervision of the investment program. In addition to the subadvisory agreements, the Manager has entered into service agreements with certain affiliates, including AIG Global Europe, whereby such affiliates provide investment advisory services under the direction of the Manager. Certain officers of these affiliates provide representation on the Manager's Investment Committee. Under the terms of the service agreements, the Manager is required to pay the service providers a total combined fee at an annual rate of 0.0175% of the average daily net assets of the Fund (other than the Fund's interest in the Equity Portfolio) and 0.45% of the average daily net assets of the Equity Portfolio. These fees are paid from the management fee paid to the Manager. There have been no such fees paid through the period ended August 31, 1996.

Under the Shareholder Servicing Agreement, AIG Equity Sales Corp. (the "Distributor"), a wholly owned subsidiary of AIG, provides administrative services for the Fund's shareholders for which the Fund pays the Distributor a fee at the annual rate of up to 0.25% of average daily net assets. Under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act (the "Plan"), the Fund may pay the Distributor a distribution fee during the Offering Period at the annualized rate of up to 0.50% of the average daily net assets of the Fund. The Plan will terminate on the last day of the Offering Period.

PFPC International Ltd. serves as the Fund's administrator and accounting agent. PFPC Inc. serves as Fund's transfer agent and dividend disbursing agent. PNC Bank, N.A. serves as custodian of the Fund's assets.

AIG RETIREE FUND - 2003
------------------------------------------------------------------------------
Notes to Financial Statements
August 31, 1996 (Unaudited)
------------------------------------------------------------------------------

Note 3 - Continued

Certain directors and officers of the Company are also directors and/or officers of the Manager or Distributor. These directors and officers are paid no compensation by the Fund.

Note 4 - Capital Share Transactions

The Company has authorized 100 million shares of capital stock in the Fund with a par value of $0.001. For the period ended August 31, 1996, there were 420,918 shares of capital stock sold. There were 29,816 shares redeemed.

Note 5 - Securities Transactions

For the period ended August 31, 1996 purchases of U.S. Treasury zero coupon securities (other than short-term securities) were $2,443,170. There were no sales of U.S. Treasury zero coupon securities in the period. At August 31, 1996, the cost of the securities of the Fund for federal income tax purposes was substantially the same as for financial reporting purposes. Accordingly, net unrealized depreciation of investments amounted to $20,144.

FIRST GLOBAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------
Portfolio of Investments
August 31, 1996 (Unaudited)
--------------------------------------------------------------------------------
                                                                         Value
                 Description                             Shares         (Note 2)
                 -----------                             ------         --------

COMMON STOCKS - 92.9%

Canada - 4.4%
Canadian Pacific Ltd ..........................            2400         $ 54,000
Philip Environmental, Inc* ....................            5000           40,000
                                                                        --------
                                                                          94,000
                                                                        --------
France - 5.7%
Castorama Dubois Investment ...................             180           34,969
Generale des Eaux .............................             300           28,928
Schneider .....................................             450           20,061
Total CIE Franc des Petroles B shares .........             500           36,772
                                                                        --------
                                                                         120,730
                                                                        --------
Hong Kong - 6.2%
Cheung Kong Infrastructure* ...................          48,000           78,526
Innovative international ......................          20,000            6,984
Lucky Man Holdings Ltd ........................          90,000           47,138
                                                                        --------
                                                                         132,648
                                                                        --------
Japan - 21.3%
Bank of Tokyo - Mitsubishi Ltd ................           1,000           20,293
Canon, Inc ....................................           1,000           18,548
Fanuc .........................................             500           18,227
Hitachi .......................................           4,000           36,656
Hitachi Zosen Corp ............................           2,000            9,732
Kajima Corp ...................................           3,000           26,831
Kao Corp ......................................           1,000           11,845
Katokichi Co ..................................           1,000           22,129
Kuraray Co ....................................           1,000           10,192
Marui Co ......................................           1,000           19,558
Matsushita Electrical Works ...................           2,000           19,834
Mitsubishi Heavy Industries ...................           1,000            7,888
Mitsubishi Motors .............................           3,000           24,407
NEC Corp ......................................           2,000           21,302
Nippon Steel Corp .............................           5,000           15,793
Nomura Securities .............................           1,000           17,355
Sankyo Co. Ltd ................................           1,000           24,792
Showa Shell Sekiyu ............................           2,000           19,283
Toagosei Co. Ltd ..............................           4,000           18,218
Tokio Marine & Fire ...........................           1,000           11,386
Tokyo Ohka Kogyo ..............................             700           17,805
Tomen Corporation .............................           3,000           10,192
Tonami Transport ..............................           3,000           18,567
Toto ..........................................           1,000           13,223
Toyo Trust and Banking ........................           2,000           17,283
                                                                        --------
                                                                         451,339
                                                                        --------
Netherlands - 6.6%
Getronics NV ..................................           2,000           48,642
Hunter Douglas NV .............................             500           34,917
Koninklijke ...................................            1,00           55,867
                                                                        --------
                                                                         139,426
                                                                        --------

FIRST GLOBAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------
Portfolio of Investments - Continued
August 31,1996 (Unaudited)
--------------------------------------------------------------------------------

                                                                                      Value
                 Description                                             Shares      (Note 2)
                 -----------                                             ------      --------
Philippines - 1.4%
Universal Rightfield Properties ...............................         213,000    $   30,899
                                                                                   ----------
Spain - 1.6%
Bankinter SA ..................................................             300        33,896
                                                                                   ----------
Sweden - 1.6%
Astra AB A - Free Shares ......................................             800        33,787
                                                                                   ----------
Switzerland - 2.9%
Roche Holdings AG .............................................               8        60,865
                                                                                   ----------
United Kingdom - 11.4%
Cable & Wireless PLC ..........................................           5,000        32,871
Glaxo Wellcome PLC ............................................           2,500        35,838
Glynwed International PLC .....................................           6,500        34,663
Laporte PLC ...................................................           3,000        34,784
Legal & General Group PLC .....................................           3,000        33,776
Stanley Leisure Org. PLC ......................................           4,500        34,151
Vaux Group PLC ................................................           8,000        35,040
                                                                                   ----------
                                                                                      241,123
                                                                                   ----------
United States - 29.8%
Allstate Corp .................................................           1,000        44,625
Cooper Industries, Inc ........................................           1,000        40,500
Emerson Electric Co ...........................................             600        50,250
Flowers Industries, Inc .......................................           3,000        54,000
Kroger Co .....................................................           1,065        45,129
Nabisco Holdings Corp .........................................           1,200        40,350
Octel Communications Corp .....................................           1,000        29,125
Pall Corp .....................................................           1,800        42,300
Penny (J.C.), Inc .............................................           1,000        52,875
Public Storage, Inc ...........................................           2,000        43,000
Snap - On, Inc ................................................           1,000        45,625
Ultramar Corp .................................................           1,600        44,000
Unifi, Inc ....................................................           1,800        49,275
Union Pacific Corp ............................................             700        51,013
                                                                                   ----------
                                                                                      632,067
                                                                                   ----------
Total Common Stocks (Cost $1,997,907) .........................                     1,970,780
                                                                                   ----------
SHORT-TERM INVESTMENTS - 18.2%
Cayman Island Time Deposit - 2.75% due 09/03/96 (Cost $387,000)                       387,000
                                                                                   ----------
Total Investments (Cost $2,384,907) - 111.1% ..................                     2,357,780
Liabilities in Excess of Other Assets - (11.1%) ...............                      (235,859)
                                                                                   ----------
NET ASSETS - 100% .............................................                    $2,121,921
                                                                                   ==========

* Non-Income Producing Securities.

              See Accompanying Notes to the Financial Statements.

FIRST GLOBAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------
Statement of Assets and Liabilities
August 31, 1996 (Unaudited)
--------------------------------------------------------------------------------

ASSETS:
Investment in securities at value (cost $2,384,907) .........         $2,357,780
Cash ........................................................             54,071
Dividends receivable ........................................              2,223
Interest receivable .........................................                 59
Receivable for investment securities sold ...................            104,600
Deferred organization costs .................................            174,212
Prepaid expenses ............................................              1,309
                                                                      ----------
Total Assets ................................................          2,694,254
                                                                      ----------
LIABILITIES:
Payable for investment securities purchased .................            391,194
Due to Manager ..............................................            108,242
Accrued expenses ............................................             72,897
                                                                      ----------
Total Liabilities ...........................................            572,333
                                                                      ----------
NET ASSETS ..................................................         $2,121,921
                                                                      ==========

              See Accompanying Notes to the Financial Statements.

FIRST GLOBAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------
Statement of Operations
For the period from December 15, 1995* to August 31, 1996 (Unaudited)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
Dividends ..........................................................       $  4,947
Interest ...........................................................          3,053
                                                                           --------
                                                                              8,000
                                                                           --------
EXPENSES:
Trustees' fees and expenses ........................................         37,075
Organization expenses ..............................................         30,333
Insurance expense ..................................................         21,647
Legal fees .........................................................         18,536
Administrative fees ................................................         17,607
Audit fees .........................................................          9,268
Investment advisory fees ...........................................          5,325
Registration fees ..................................................          2,827
Shareholder communication fees .....................................            741
Miscellaneous ......................................................          2,766
                                                                           --------
                                                                            146,125
 Less: Fee waivers and expense reimbursements ......................       (137,249)
                                                                           --------
 Net expenses ......................................................          8,876
                                                                           --------
 Net Investment Loss ...............................................           (876)
                                                                           --------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain on investments and foreign currency transactions..         25,645
Net unrealized loss on investments and foreign currency transactions        (27,446)
                                                                           --------
Net realized and unrealized loss from investment activity ..........         (1,801)
                                                                           --------
Net Decrease in Net Assets Resulting from Operations ...............      $  (2,677)
                                                                          =========

----------
*Commencement of Operations.

              See Accompanying Notes to the Financial Statements.

FIRST GLOBAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------
Statement of Changes in Net Assets
For the period from December 15, 1995* to August 31, 1996 (Unaudited)
--------------------------------------------------------------------------------

OPERATIONS:
  Net investment loss ...................................................       $     (876)
  Net realized gain on investments and foreign currency transactions ....           25,645
  Net unrealized loss on investments and foreign currency transactions ..          (27,446)
                                                                                ----------
    Net Decrease in Net Assets Resulting from Operations ................           (2,677)
                                                                                ----------
PORTFOLIO SHARE TRANSACTIONS:
  Contributions .........................................................        2,023,598
                                                                                ----------
    Total Increase in Net Assets ........................................        2,020,921
Net assets at the beginning of the period ...............................          101,000
                                                                                ----------
NET ASSETS at the end of the period .....................................       $2,121,921
                                                                                ==========

----------
*Commencement of Operations.

               See Accompanying Notes to the Financial Statements.

FIRST GLOBAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------
Ratios/Supplemental Data:
For the period from December 15, 1995* to August 31, 1996 (Unaudited)
--------------------------------------------------------------------------------

Net assets, end of period (000's) ..........................     $ 2,122
Ratio to average net assets:
  Expenses .................................................        2.00% (a)(b)
  Net investment income ....................................       (0.20%)(a)(b)
Portfolio turnover rate ....................................       23.09% (c)
Average commission rate paid ...............................     $0.0062  (d)
----------
*Commencement of Operations.

(a) Net of fee waivers and expense reimbursements which had the effect of reducing the ratio of expenses to average net assets and increasing the ratio of net investment income to average net assets by 30.97 percentage points (annualized).
(b) Annualized.
(c) This figure is calculated for the period during which there were equity holdings.
(d) Represents total commissions paid on portfolio securities divided by the total number of shares purchased or sold on which commissions are charged. This disclosure is required by the SEC beginning in 1996.



              See Accompanying Notes to the Financial Statements.

FIRST GLOBAL EQUITY PORTFOLIO
------------------------------------------------------------------------------
Notes to Financial Statements
August 31, 1996 (Unaudited)
------------------------------------------------------------------------------

Note 1 - Organization

First Global Equity Portfolio (the "Equity Portfolio"), a Delaware Business Trust, is registered under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company. The Equity Portfolio was organized on June 26, 1995 and commenced operations on December 15, 1995.

The investment objective of the Equity Portfolio is to achieve total return on capital through both capital growth (realized and unrealized) and income. The Equity Portfolio seeks to achieve this objective by making investments in securities of issuers from around the world.

Note 2 - Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Equity Portfolio in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

All net investment income and unrealized and realized gains and losses from securities and foreign currency transactions of the Equity Portfolio are allocated pro rata amongst the investors in the Equity Portfolio at the time of such determination.

a)       Security Valuations:

         Securities traded on a foreign exchange or over-the-counter market are valued at the last sales price on the primary exchange or market in which they are traded. Securities for which there are no recent sales transactions are valued based on quotations provided by primary market makers in such securities. Any securities for which recent market quotations are not readily available are valued at fair value determined in accordance with procedures approved by the Board of Trustees of the Equity Portfolio. Short-term securities with less than sixty days remaining to maturity when acquired are valued at amortized cost, which approximates market value. Short-term securities with more than sixty days remaining to maturity are valued at current market value until the sixtieth day prior to maturity, and are then valued on an amortized cost basis.

FIRST GLOBAL EQUITY PORTFOLIO
------------------------------------------------------------------------------
Notes to Financial Statements
August  31, 1996 (Unaudited)
------------------------------------------------------------------------------

Note 2 - Continued

b)       Investment Income and Security Transactions:

         Security transactions of the Equity Portfolio are accounted for on a trade date basis. Realized gains and losses on securities transactions are determined on the identified cost basis. Interest income, including accretion of discount and amortization of premium, is accrued daily. Dividend income is recognized on the ex-dividend date.

c)       Foreign Currency Transactions:

         The Equity Portfolio's investment valuations, other assets and liabilities initially expressed in foreign currencies are converted each day into U.S. dollars based upon currency exchange rates determined prior to the close of the New York Stock Exchange. Purchases and sales of foreign investments and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. The Equity Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included in net realized and unrealized gains or losses on securities.

         The Equity Portfolio may enter into forward foreign currency exchange contracts to fix the U.S. dollar value of a security it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. A forward foreign currency exchange contract is an agreement to purchase or sell a specific currency at a future date and at a price set at the time the contract is entered into.

         The Equity Portfolio is not required to enter into forward contracts with regard to settlement of its foreign currency-denominated securities and will not do so unless deemed appropriate by AIG Capital Management Corp. (the "Manager") or AIG Global Investment Corp. ("AIG Global"), the subadvisor. Forward foreign currency exchange contracts do not eliminate fluctuations in the underlying price of the securities. They simply establish a rate of exchange at a future date. Additionally, although such contracts tend to minimize the risk of loss due to fluctuations in the value of the currency being traded, at the same time, they tend to limit any potential gain which might result from an increase in the value of that currency. With respect to foreign forward currency exchange contracts losses in excess of amounts recognized in the statement of assets and liabilities may arise due to changes in value of the foreign currency or if the counterparty does not perform under the contract.

FIRST GLOBAL EQUITY PORTFOLIO
------------------------------------------------------------------------------
Notes to Financial Statements
August 31, 1996 (Unaudited)
------------------------------------------------------------------------------

Note 2 - Continued

d)       Federal Income Taxes:

         The Equity Portfolio will be classified as a partnership for United States federal income tax purposes. As a consequence, the Equity Portfolio itself will not be subject to United States federal income tax, but each investor in the Equity Portfolio will be required to take into account its distributive share of items of partnership income, gain, loss, deduction and credit substantially as though such items had been realized directly by the investor and without regard to whether any distribution from the Equity Portfolio has been or will be received.

e)       Organization Expenses:

         Expenses incurred in connection with the organization of the Equity Portfolio are being amortized on a straight line basis over a five year period beginning December 15, 1995. The amount paid by the fund on any redemption by AIG Asset Management Services, Inc. will be reduced by a proportion of any unamortized organizational expenses determined by the proportion of the amount of capital withdrawn and the amount of initial capital of the Equity Portfolio owned by such holder, outstanding immediately prior to such withdrawal.

Note 3 - Agreements and Other Transactions with Affiliates

The Manager, an indirect wholly owned subsidiary of American International Group, Inc. ("AIG"), serves as the Equity Portfolio's investment adviser and is responsible for the management of the assets of the Equity Portfolio in conformity with its stated objectives and policies. For its services, the Manager is entitled to a fee calculated daily and paid monthly, at an annual rate of 1.20% of the average daily net assets of the Equity Portfolio. The Manager has voluntarily agreed to waive its management fee or reimburse the Equity Portfolio's expenses to the extent that its total operating expenses exceed 2.00% of average daily net assets for a limited period. For the period ended August 31, 1996, the Manager waived its entire fee as adviser and reimbursed the Equity Portfolio in the aggregate amount of $137,249.

FIRST GLOBAL EQUITY PORTFOLIO
------------------------------------------------------------------------------
Notes to Financial Statements
August 31, 1996 (Unaudited)
------------------------------------------------------------------------------

Note 3 - Continued

The Manager has entered into a subadvisory agreement with AIG Global, a wholly owned subsidiary of AIG which is registered under the Investment Advisers Act of 1940, as amended ("Advisers Act"). Pursuant to its subadvisory agreement, AIG Global provides investment advisory services to the Manager in respect of the management of the assets of the Equity Portfolio and officers of AIG Global provide representation on the Manager's Investment Committee. Under the subadvisory agreement, the Manager is required to pay AIG Global a fee at an annual rate of 0.15% of the average daily net assets of the Equity Portfolio. These fees are paid from the management fee paid to the Manager.

The Manager was previously party to a subadvisory agreement with AIGAM International Limited ("AIGAM International"). AIGAM International, a wholly owned subsidiary of AIG, was renamed AIG Global Investment Corp. (Europe) Ltd., ("AIG Global Europe") on January 1, 1996. Effective May 28, 1996 AIG Global Europe deregistered under the Advisers Act and the subadvisory agreement was replaced with a service agreement pursuant to which AIG Global Europe agreed to provide investment advisory services.

The Manager serves as the Equity Portfolio's investment adviser and is responsible for the management of the assets and review and supervision of the investment program. In addition to the subadvisory agreements, the Manager has entered into service agreements with certain affiliates, including AIG Global Europe, whereby such affiliates provide investment advisory services under the direction of the Manager. Certain officers of these affiliates provide representation on the Manager's Investment Committee. Under the terms of the service agreements, the Manager is required to pay the service providers a total combined fee at an annual rate of 0.45% of the average daily net assets of the Equity Portfolio. These fees are paid from the management fee paid to the Manager. There have been no such fees paid through the period ended August 31, 1996.

PFPC International Ltd. serves as the Equity Portfolio's administrator and accounting agent. State Street Bank and Trust Company serves as custodian of the Equity Portfolio's assets.

Certain trustees and officers of the Equity Portfolio are also directors and/or officers of the Manager. These trustees and officers are paid no compensation by the Equity Portfolio.

FIRST GLOBAL EQUITY PORTFOLIO
------------------------------------------------------------------------------
Notes to Financial Statements
August 31, 1996 (Unaudited)
------------------------------------------------------------------------------

Note 4 - Securities Transactions

For the period ended August 31, 1996, purchases of portfolio securities (other than short-term securities) were $2,298,494. The proceeds from sales of portfolio securities during the same period was $327,808. At August 31, 1996, the cost of the securities of the Equity Portfolio for federal income tax purposes was substantially the same as for financial reporting purposes. Accordingly, net unrealized depreciation of investments amounted to $27,127 consisting of gross unrealized appreciation of $52,765 and gross unrealized depreciation of $79,892.

PART C.  OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

     (a)  Financial Statements and Schedules:


            Part A - Financial Highlights for the AIG Retiree Fund - 2003.

                     Financial Highlights for the AIG Children's World Fund - 2005 are incorporated by reference into Part A.

            Part B - Portfolio of Investments, Statement of Assets and
                     Liabilities, Statement of Operations, Statement of Changes in Net Assets, Financial Highlights and Notes to the Financial Statements of the Registrant with respect to AIG Retiree Fund - 2003 as of August 31, 1996.

                     Portfolio of Investments, Statement of Assets and Liabilities, Statement of Operations, Statement of Changes in Net Assets, Financial Highlights and Notes to the Financial Statements of First Global Equity Portfolio as of August 31, 1996.

                     Portfolio of Investments, Statement of Assets and Liabilities, Statement of Operations, Statement of Changes in Net Assets, Financial Highlights and Notes to the Financial Statements of the Registrant with respect to AIG Children's World Fund - 2005 as of May 31, 1996 are incorporated by reference into Part B.


                     Financial Information of American International Group, Inc. is incorporated by reference into Part B.
     (b)      Exhibits:
     (1)      Articles of Incorporation.1
     (1)(a)   Articles of Amendment, dated June 29, 1995.2
     (1)(b)   Articles of Amendment, dated August 16, 1995.3
     (1)(c)   Certificate of Correction, dated September 11, 1995.4
     (1)(d)   Articles Supplementary, dated November 3, 1995.5
     (1)(e)   Articles of Amendment, dated January 11, 1996.6
     (2)      By-laws of Registrant.1
     (3)      Not Applicable.
     (4)      Specimen Common Stock Certificate.2
     (5)(a)   Form of Management Agreement relating to AIG Children's
              World Fund -- 2005.2
     (5)(b) Form of Subadvisory Agreement with AIGAM International Limited relating to AIG Children's World Fund -- 2005.2
     (5)(c) Form of Subadvisory Agreement with AIG Global Investors, Inc. relating to AIG Children's World Fund -- 2005.2
     (5)(d)   Form of Management Agreement relating to AIG Retiree
              Fund -- 2003.5
     (5)(e) Form of Subadvisory Agreement with AIGAM International Limited relating to AIG Retiree Fund -- 2003.5
     (5)(f) Form of Subadvisory Agreement with AIG Global Investors Inc. relating to AIG Retiree Fund -- 2003.5
     (6)(a)   Form of Distribution Agreement relating to AIG Children's
              World Fund -- 2005.2
     (6)(b)   Form of Distribution Agreement relating to AIG Retiree
              Fund -- 2003.5
     (7)      Not Applicable.
     (8)      Form of Custody Agreement.2


--------------
1 Filed with the initial filing of this Registration Statement on April 13, 1995.
2 Filed with Pre-Effective Amendment No. 1 to this Registration Statement on July 21, 1995.
3 Filed with Pre-Effective Amendment No. 2 to this Registration Statement on September 7, 1995.
4 Filed with Pre-Effective Amendment No. 3 to this Registration Statement on September 13, 1996.
5 Filed with Post-Effective Amendment No. 2 to this Registration Statement on November 3, 1995.
6 Filed with Post-Effective Amendment No. 3 to this Registration Statement on January 16, 1996.

     (9)(a)  Form of Shareholder Servicing Agreement.2
     (9)(b)  Form of Administration and Accounting Services Agreement.2
     (9)(c)  Form of Transfer Agency Agreement.2
     (9)(d) Powers of Attorney (included on the signature page of the referenced filing):
             (I)   Registrant (other than Ms. Linda-Ann Goodwin)1
             (ii) First Global Equity Portfolio (other than Ms. Linda-Ann Goodwin)2
             (iii) AIG Capital Management Corp.3
             (iv) American International Group, Inc. (other than Mr. Houghton Freeman)3
             (v) Mr. Houghton Freeman (Director of American International Group, Inc.)4
             (vi) Ms. Linda-Ann S. Goodwin (Director of Registrant and of First Global Equity Portfolio)6
     (9)(e) Form of Guarantee Agreement relating to AIG Children's World Fund -- 2005.4
     (9)(f)  Form of Support Agreement relating to AIG Children's World
             Fund -- 2005.4
     (9)(g)  Form of Guarantee Agreement relating to AIG Retiree Fund -- 2003.5
     (9)(h)  Form of Support Agreement relating to AIG Retiree Fund -- 2003.5
     (10)(a) Opinion and Consent of counsel with respect to shares of AIG Children's World Fund -- 2005.4
     (10)(b) Opinions and Consents of counsel with respect to the Guarantee and the Support Agreement relating to AIG Children's World Fund
             -- 2005.4
     (10)(c) Opinion and Consent of counsel with respect to shares of AIG Retiree Fund - 2003.6
     (10)(d) Opinions and Consents of counsel with respect to the Guarantee and the Support Agreement relating to AIG Retiree Fund -- 2003.7
     (11)    Consent of Independent Auditors.8
     (12)    Not Applicable.
     (13)    Form of Agreement with respect to provision of initial capital.3
     (14)    Not Applicable.
     (15)(a) Rule 12b-1 Plan relating to AIG Children's World Fund -- 2005.2
     (15)(b) Form of Rule 12b-1 Plan relating to AIG Retiree Fund -- 2003.5
     (16)    Not Applicable.
     (17)(a) Financial Data Schedule for AIG Retiree Fund -- 2003.8
     (17)(b) Financial Data Schedule for First Global Equity Portfolio.8
     (18)    Not Applicable.


Item 25.     Persons Controlled by or Under Common Control with Registrant

     None.

Item 26. Number of Holders of Securities


   As of October 7, 1996, there were 398 holders of shares of the AIG Children's World Fund -- 2005 series of the Registrant and there were 101 holders of shares of the AIG Retiree Fund -- 2003 series of the Registrant.






1 Filed with the initial filing of this Registration Statement on April 13, 1995.
2 Filed with Pre-Effective Amendment No. 1 to this Registration Statement on July 21, 1995.
3 Filed with Pre-Effective Amendment No. 2 to this Registration Statement on September 7, 1995.
4 Filed with Pre-Effective Amendment No. 3 to this Registration Statement on September 13, 1996.
5  Filed with Post-Effective Amendment No. 2 to this Registration Statement on November 3, 1995.
6 Filed with Post-Effective Amendment No. 3 to this Registration Statement on January 16, 1996.
7 Filed with Post-Effective Amendment No. 4 to this Registration Statement on June 28, 1996.
8  Filed herewith.

Item 27. Indemnification

     Section 2-418 of the General Corporation Law of the State of Maryland provides that the Registrant may indemnify its directors, officers, employees and agents. Article Twelfth of the Registrant's Articles of Incorporation and Article VII of the Registrant's By-Laws provide that the Registrant shall indemnify to the fullest extent permitted by law any person made or threatened to be made a party to any action, suit or proceeding by reason of the fact that such person or such person's testator or intestate is or was a director, officer or employee of the Registrant, provided that no representative of the Registrant shall be indemnified to the extent liability results from misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such representative's office.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant, pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant for expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

     The Registrant maintains or intends to obtain, subject to availability and the determination of the directors as to the reasonableness of insurance premiums from time to time, insurance insuring its officers and directors against certain liabilities incurred in their capacities as such, and insuring the Registrant against any payments which it is obligated to make to such persons under the foregoing indemnification provisions.

     The Restated Certificate of Incorporation of AIG (the "Certificate") provides:

            "The Company shall indemnify to the full extent permitted by law any person made, or threatened to be made, a party to an action, suit or proceeding (whether civil, criminal, administrative or investigative) by reason of the fact that he, his testator or intestate is or was a director, officer or employee of the Company or serves or served any other enterprise at the request of the Company."

     Section 6.4 of AIG's By-laws contains a similar provision.

     The Certificate also provides that a director will not be personally liable to the Company or its stockholders for monetary damages for breach of fiduciary duty as a director, except to the extent that such an exemption from liability or limitation thereof is not permitted by the Delaware General Corporation Law (the "GCL").

     Section 145 of GCL permits indemnification against expenses, fines, judgments and settlements incurred by any director, officer or employee of AIG in the event of pending or threatened civil, criminal, administrative or investigative proceedings, if such person was, or was threatened to be made, a party by reason of the fact that he is or was a director, officer or employee of AIG. Section 145 also provides that the indemnification provided for therein shall not be deemed exclusive of any other rights to which those seeking indemnification may otherwise be entitled. In addition, AIG and its subsidiaries maintain a directors' and officers' liability insurance policy.

Item 28. Business and Other Connections of Investment Adviser

     AIG Capital Management Corp. (Manager)

     AIG Capital Management Corp. is a U.S. registered investment advisor which also manages the assets of the AIG Money Market Fund, a separate money market investment portfolio of The Advisors' Inner Circle Fund. The Advisors' Inner Circle Fund is an open end investment company that is registered under the Investment Company Act of 1940.

     AIG Global Investment Corp. (Subadvisor)


     AIG Global Investment Corp. is a U.S. registered investment advisor that provides global asset management services primarily to AIG and its subsidiaries, but also provides investment advisory services to third parties.


     The list required by this Item 28 of officers and directors of AIG Capital Management Corp. and AIG Global Investment Corp., together with information as to any other business, vocation, profession or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by AIG Capital Management Corp. and AIG Global Investment Corp., respectively, pursuant to the Investment Advisers Act of 1940 (SEC File Nos. 801-47192 and 801-18759, respectively).

Item 29. Principal Underwriters

     AIG Equity Sales Corp. also acts as a principal underwriter for:

     1. AIG Life Insurance Company, as depositor on behalf of Variable Account I and Variable Account II; and

     2. American International Life Assurance Company of New York, as depositor for Variable Account A and Variable Account B.


     The Officers and Directors of the Distributor are:

     Name and Principal            Positions and Offices            Positions and Offices
      Business Address                with Distributor                 with Registrant
      ----------------                ----------------                 ---------------
     Michele L. Abruzzo            President                                None
     80 Pine Street                and Director
     New York, NY 10005

     Bernard J. Bujak              Associate Vice President                 None
     80 Pine Street
     New York, NY 10005

     Kevin N. Clowe                Vice President                           None
     70 Pine Street                and Director
     New York, NY 10270

     Florence A. Davis             General Counsel and                      None
     70 Pine Street                Director
     New York, NY 10270

     Name and Principal            Positions and Offices            Positions and Offices
      Business Address                with Distributor                 with Registrant
      ----------------                ----------------                 ---------------

     Kenneth F. Judkowitz          Vice President,                             None
     80 Pine Street                Treasurer and
     New York, NY 10005            Comptroller

     Edward E. Matthews            Director                                    None
     70 Pine Street
     New York, NY 10270

     Jerome T. Muldowney           Director                                    None
     One Chase Manhattan Plz.
     New York, NY 10005

     Robert J. O'Connell           Director                                    None
     80 Pine Street
     New York, NY 10005

     Julia Perlman                 Assistant Vice President                    None
     80 Pine Street                and Director of Marketing
     New York, NY 10005

     Daniel K. Kingsbury           Vice President                            President
     70 Pine Street
     New York, NY 10270

     Philomena Scamardella         Vice President and                          None
     80 Pine Street                Senior Compliance
     New York, NY 10005            Officer

     Ernest E. Stempel             Director                                    None
     70 Pine Street
     New York, NY 10270

     Elizabeth M. Tuck             Secretary                             Assistant Secretary
     70 Pine Street
     New York, NY 10270


Item 30. Location of Accounts and Records - All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules (17 CFR 270.31a-1 to 31a-3) promulgated thereunder will be maintained by the following:

     AIG Capital Management Corp., 70 Pine Street, New York, New York 10270 (records relating to its function as investment adviser).

     PFPC International Ltd., 80 Harcourt Street, Dublin, Ireland (records relating to its functions as Administrator).

     PNC Bank, National Association, Airport Business Center, International Court 2, 200 Stevens Drive, Lester, Pennsylvania 19113 (records relating to its function as Custodian).

     AIG Equity Sales Corp., 80 Pine Street, New York, New York 10005 (records relating to its function as Distributor).

Item 31. Management Services - None not discussed in the Prospectus or Statement of Additional Information for the Registrant.

Item 32. Undertakings

         The Registrant undertakes to, if requested to do so by holders of at least ten percent of its outstanding shares, call a meeting of shareholders for the purpose of voting upon the removal of a director or directors and to assist in communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940.

                                   SIGNATURES



     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in New York, New York, on the 9th day of October, 1996.


                                              AIG ALL AGES FUNDS, INC.


                                              By: /s/ Daniel K. Kingsbury
                                                  -----------------------------
                                                      Daniel K. Kingsbury
                                                      President



     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons, in the capacities indicated, on the 9th day of October, 1996.



      Signature                                          Title
      ---------                                          -----


   *                                        Chairman of the Board and Director
--------------------------------
Roger Wickers




   *                                        Director
--------------------------------
Paul Friedman



   *                                        Director
--------------------------------
Linda-Ann S. Goodwin



   *                                        Director
--------------------------------
Charles Vinick



/s/ Daniel K. Kingsbury                      President (principal
--------------------------------             executive officer)
Daniel K. Kingsbury



   *                                         Treasurer (principal financial and
--------------------------------             accounting officer)
J. Fergus McKeon



*By: /s/ Daniel K. Kingsbury
--------------------------------
       Daniel K. Kingsbury
       As Attorney-in-Fact

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the First Global Equity Portfolio has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in Tucker's Town, Bermuda on the 27th day of September, 1996.


                                             FIRST GLOBAL EQUITY PORTFOLIO


                                             By: /s/ Daniel K. Kingsbury
                                                 ----------------------------
                                                     Daniel K. Kingsbury
                                                     President


     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons, in the capacities indicated, on the 27th day of September, 1996.



        Signature                                 Title
        ---------                                 -----


   *                                 Chairman of the Board and Trustee of
----------------------------         First Global Equity Portfolio
Roger Wickers



   *                                 Trustee of First Global Equity Portfolio
----------------------------
Paul Friedman



   *                                 Trustee of First Global Equity Portfolio
----------------------------
Linda-Ann S. Goodwin



   *                                 Trustee of First Global Equity Portfolio
----------------------------
Charles Vinick



/s/ Daniel K. Kingsbury              President (principal executive
----------------------------         officer) of First Global Equity Portfolio
Daniel K. Kingsbury



   *                                 Treasurer (principal financial and
----------------------------         accounting officer) of First Global Equity
J. Fergus McKeon                     Portfolio




*By: /s/ Daniel K. Kingsbury
----------------------------
       Daniel K. Kingsbury
       As Attorney-in-Fact

                                   SIGNATURES



     Pursuant to the requirements of the Securities Act of 1933, the Co-registrant AIG Capital Management Corp. has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in New York, New York, on the 9th day of October, 1996.


                                          AIG CAPITAL MANAGEMENT CORP.


                                          By: /s/ Daniel K. Kingsbury
                                              ---------------------------
                                                  Daniel K. Kingsbury
                                                  President


     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons, in the capacities indicated, on the 9th day of October, 1996.




        Signature                                   Title
        ---------                                   -----



/s/ David T. Goss                      Vice Chairman of the Board and Director
----------------------------            of AIG Capital Management Corp.
David T. Goss



   *                                   Director of AIG Capital Management Corp.
----------------------------
William N. Dooley



   *                                   Director of AIG Capital Management Corp.
----------------------------
Ronald A. Latz



   *                                   Director of AIG Capital Management Corp.
----------------------------
Helen Stefanis



/s/ Daniel K. Kingsbury                Director and President of AIG Capital
----------------------------           Management Corp.
Daniel K. Kingsbury



   *                                   Vice President and Comptroller (principal
----------------------------           financial and accounting officer) of AIG
Neil Friedman                          Capital Management Corp.



*By: /s/ Daniel K. Kingsbury
----------------------------
       Daniel K. Kingsbury
       As Attorney-in-Fact

                                   SIGNATURES



     Pursuant to the requirements of the Securities Act of 1933, the Co-registrant American International Group, Inc. has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in The City of New York, the State of New York on the 9th day of October, 1996.


                                       AMERICAN INTERNATIONAL GROUP, INC.


                                       By: /s/ Edward E. Matthews
                                           -----------------------------
                                               Edward E. Matthews
                                               Vice Chairman



     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons, in the capacities indicated, on the 9th day of October, 1996.



     Signature                                   Title
     ---------                                   -----


   *                            Chairman and Director (Principal Executive
------------------------        Officer) of American International Group, Inc.
M.R. Greenberg


/s/ Edward E. Matthews          Vice Chairman and Director of American
------------------------        International Group, Inc.
Edward E. Matthews


   *                            Executive Vice President and Comptroller
------------------------        (Principal Accounting and Financial Officer) of
Howard I. Smith                  American International Group, Inc.



   *                            Director of American International Group, Inc.
------------------------
M. Bernard Aidinoff



   *                            Director of American International Group, Inc.
------------------------
Lloyd M. Bentsen




                                Director of American International Group, Inc.
------------------------
Pei-yuan Chia




   *                            Director of American International Group, Inc.
------------------------
Marshall Cohen



   *                            Director of American International Group, Inc.
------------------------
Barber B. Conable Jr.

   *                            Director of American International Group, Inc.
------------------------
Martin Feldstein



   *                            Director of American International Group, Inc.
------------------------
Leslie L. Gonda



                                Director of American International Group, Inc.
------------------------
Evan G. Greenberg



   *                            Director of American International Group, Inc.
------------------------
Carla A. Hills



   *                            Director of American International Group, Inc.
------------------------
Frank Hoenemeyer



   *                            Director of American International Group, Inc.
------------------------
Dean P. Phypers



   *                            Director of American International Group, Inc.
------------------------
John J. Roberts



   *                            Director of American International Group, Inc.
------------------------
Thomas R. Tizzio



                                Director of American International Group, Inc.
------------------------
Edmund S.W. Tse


*By: /s/ Edward E. Matthews
------------------------
       Edward E. Matthews
       As Attorney-in-Fact

                                  EXHIBIT INDEX

     A complete list of exhibits is included in Part C, Item 24(b) of the Registration Statement. The following exhibits are filed herewith:

                                                            Sequentially
                                                               Numbered
Exhibit                                                         Page
-------                                                     ------------


23        Consent of independent auditors.
(27)(a)   Financial Data Schedules for
          AIG Retiree Fund - 2003.


(27)(b)   Financial Data Schedules for First Global
          Equity Portfolio.